EATON VANCE SMALL-CAP FUND

Supplement to Prospectus dated May 1, 2011

filed as part of Post-Effective Amendment No. 113

of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545)

filed April 28, 2011 (Accession No. 0000940394-11-000483)

Eaton Vance Small-Cap Fund
The following replaces the footnote under the bar chart in "Performance" under "Fund Summaries - Eaton Vance Small-Cap Fund":
During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 28.91% for the quarter ended December 31, 2001, and the lowest quarterly total return was –32.06% for the quarter ended September 30, 2001.